Basis of Presentation - Schedule of Subsidiaries are Included in Consolidated Financial Results (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Ownership percentage	100.00%
1100951 BC Ltd [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Incorporation jurisdiction	British Columbia
Ownership percentage	100.00%	100.00%
Titan Mining (US) Corporation [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Incorporation jurisdiction	Delaware
Ownership percentage	100.00%	100.00%
Balmat Holdings Corp. [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Incorporation jurisdiction	Delaware
Ownership percentage	100.00%	100.00%
Empire State Mines, LLC [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Incorporation jurisdiction	Delaware
Ownership percentage	100.00%	100.00%
1077615 US LLC [Member]
Schedule of Mineral Properties, Plant and Equipment [Line Items]
Incorporation jurisdiction	Nevada
Ownership percentage	100.00%	100.00%